Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	MFS® SERIES TRUST XI
Entity Central Index Key	0000911637
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 26, 2023
Document Effective Date	Jan. 27, 2023
Prospectus Date	Jan. 27, 2023
MFS Blended Research Core Equity Fund | A
Prospectus:
Trading Symbol	MUEAX
MFS Blended Research Core Equity Fund | B
Prospectus:
Trading Symbol	MUSBX
MFS Blended Research Core Equity Fund | C
Prospectus:
Trading Symbol	MUECX
MFS Blended Research Core Equity Fund | I
Prospectus:
Trading Symbol	MUSEX
MFS Blended Research Core Equity Fund | R1
Prospectus:
Trading Symbol	MUERX
MFS Blended Research Core Equity Fund | R2
Prospectus:
Trading Symbol	MUESX
MFS Blended Research Core Equity Fund | R3
Prospectus:
Trading Symbol	MUETX
MFS Blended Research Core Equity Fund | R4
Prospectus:
Trading Symbol	MUEUX
MFS Blended Research Core Equity Fund | R6
Prospectus:
Trading Symbol	MUEVX
MFS Mid Cap Value Fund | R4
Prospectus:
Trading Symbol	MVCJX
MFS Mid Cap Value Fund | B
Prospectus:
Trading Symbol	MCBVX
MFS Mid Cap Value Fund | C
Prospectus:
Trading Symbol	MVCCX
MFS Mid Cap Value Fund | I
Prospectus:
Trading Symbol	MCVIX
MFS Mid Cap Value Fund | R1
Prospectus:
Trading Symbol	MVCGX
MFS Mid Cap Value Fund | R2
Prospectus:
Trading Symbol	MCVRX
MFS Mid Cap Value Fund | R3
Prospectus:
Trading Symbol	MVCHX
MFS Mid Cap Value Fund | R6
Prospectus:
Trading Symbol	MVCKX
MFS Mid Cap Value Fund | A
Prospectus:
Trading Symbol	MVCAX